Accounts Receivable, Net (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
ACCOUNTS RECEIVABLE,NET [Abstract]
Accounts receivable	$ 85,266	$ 83,091
Less: provision for doubtful receivables	(19,437)	(18,278)	$ (18,464)	$ (26,457)
Accounts receivable, net	$ 65,829	$ 64,813